Variable Interest Entities	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Variable Interest Entities	Note 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 5. Variable Interest Entities
Note 5. Variable Interest Entities
Consolidated Variable Interest Entities
The Company consolidates entities that are determined to be VIEs in accordance with ASC 810. The Company does not recognize any gain or loss on the initial consolidation of any of its VIEs.
Tax Equity Investors
The Company, through various wholly owned subsidiaries, is the managing member of nine tax equity partnerships where the other members are Tax Equity Investors under tax equity financing facilities. Tax Equity Investors are passive investors, usually large tax-paying financial entities such as banks, insurance companies and utility affiliates, that use these investments to reduce future tax liabilities. Refer to Note 17. Noncontrolling Interests and Redeemable Noncontrolling Interests for further details. These tax equity partnerships generate income through renewable energy and sustainable development projects within North America. The projects represent a diversified portfolio of income-producing renewable energy power facilities that sell power under long-term electricity contracts to offtakers with high credit quality, such as utilities, municipalities, and corporations. The Company has determined that these tax equity partnerships are VIEs because the equity holders, as a group, lack the characteristics of a controlling financial interest. The Company is the primary beneficiary of these tax equity partnerships because: (1) through its role as managing member of these tax equity partnerships, the Company has the power to direct the activities that most significantly impact the economic performance of these VIEs, and (2) the Company has the obligation to absorb losses and the right to receive benefits that could potentially be more than insignificant to these VIEs. Therefore, the Company consolidates these VIEs. As of December 31, 2025, the assets and liabilities of the consolidated tax equity partnerships and other consolidated VIEs totaled approximately $1.3 billion and $213.8 million, respectively. As of December 31, 2024, the assets and liabilities of the consolidated tax equity partnerships and other consolidated VIEs totaled approximately $1.8 billion and $288.0 million, respectively. The assets largely consist of property, plant and equipment, and the liabilities primarily consist of out-of-market contracts.
During the year ended December 31, 2025, the Company purchased the interests held by Tax Equity Investors in three tax equity financing structures. During the year ended December 31, 2024, the Company completed similar buyouts for two tax equity financing structures. Because the Company retained its controlling financial interest in each partnership, these transactions were accounted for as equity transactions in accordance with ASC 810. As a result, the carrying amount of the NCI was adjusted to reflect the change in ownership, and any resulting difference between the consideration paid and the amount recognized was recorded directly within equity and presented as Buyout of noncontrolling interests in the Consolidated Statements of Equity.
Cider Solar Holdings LLC
On December 24, 2025, the Company, through its wholly owned subsidiary Cider Solar Holdings LLC, entered into an Equity Capital Contribution Agreement (“ECCA”) with two counterparties. Under the ECCA, the counterparties committed to invest up to an aggregate of $440 million in one of the Company’s under-construction solar projects through June 30, 2027. This commitment period may be extended to October 24, 2027 subject to the Company’s payment of the required fees in accordance with the agreement. In connection with the ECCA, the Company also agreed to pay structuring fees at future dates. Refer to Note 15. Commitments and Contingencies for further details.
GDEV Management Holdings LLC
On January 1, 2025, GCM contributed its advisory agreements with GDEV I and GDEV II to GDEV Management Holdings LLC in exchange for 75% of the membership interests in GDEV Management Holdings LLC. GDEV Management Holdings LLC is the non-economic managing member of Greenbacker Development Opportunities GP I, LLC (“GDEV GP”) and Greenbacker Development Opportunities GP II, LP (“GDEV GP II”). The owner of the remaining 25% of the membership interests in GDEV Management Holdings LLC is a related party of GCM and an independent contractor of GDEV Management Holdings LLC and serves as the managing member of GDEV Management Holdings LLC. The Company determined that GDEV Management Holdings LLC is a VIE because GDEV Management Holdings LLC has insufficient equity at risk. The Company further determined that GCM and the managing member of GDEV Management Holdings LLC have shared control over GDEV Management Holdings LLC. GCM was determined to be more closely associated with GDEV Management Holdings LLC and therefore determined to be the primary beneficiary and consolidates GDEV Management Holdings LLC. As of December 31, 2025, the consolidated assets and liabilities of GDEV Management Holdings LLC totaled approximately $0.8 million and $2.1 million, respectively. The assets consisted of cash and cash equivalents, and the liabilities primarily consisted of accounts payable and accrued expenses.
In connection with the contributions to GDEV Management Holdings LLC on January 1, 2025, GCM and GDEV Management Holdings LLC entered into a credit agreement, pursuant to which GCM agreed to make cash advances in an aggregate principal amount not to exceed $4.0 million, through the maturity date of December 31, 2029. Until the maturity date, GDEV Management Holdings LLC may from time to time borrow, repay, and re-borrow the loan. Interest accrues at the fixed rate of 6% per annum and may be paid in kind. As of December 31, 2025, there was no balance outstanding under the credit agreement.
Illinois Winds LLC
In the second quarter of 2024, the Company entered into a MIPSA to sell its membership interest in Illinois Winds LLC to Greenbacker Renewable Energy Company II, LLC (“GREC II”). The purchase price included a reimbursement of construction costs paid by the Company plus a development fee, payable in two installments upon the achievement of certain construction milestones. Under the MIPSA, the development fee was subject to repricing based on certain project variables, including as construction costs, forecasted production, and financing assumptions and could result in a negative amount. On November 21, 2024, GREC II paid the Company $35.9 million of the construction reimbursement component of the purchase price. Total reimbursement of construction costs was expected to be $40.1 million, of which $39.0 million had been received as of December 31, 2025. The remaining $1.1 million receivable is recorded within Other current assets on the Consolidated Balance Sheets.
As a result of the repricing provision, the Company paid a development fee of $9.0 million to GREC II, which was recorded within Contingent consideration, current on the Consolidated Balance Sheets as of December 31, 2024 and was fully paid during the year ended December 31, 2025. At closing, the Company concluded that it retained a controlling variable financial interest in Illinois Winds LLC due to its repurchase option and the level of control by GCM of GREC II. Accordingly, the Company continued to consolidate Illinois Winds LLC as a VIE. On November 21, 2024, the Company deconsolidated Illinois Winds LLC upon its decision not to exercise its repurchase option.
During the year ended December 31, 2024, the Company recognized a loss of $12.7 million on the sale of Illinois Winds LLC, consisting of the $9.0 million development fee and other noncash development costs that were not reimbursed as part of the transaction recorded within (Gain) loss on asset disposition on the Consolidated Statements of Operations.
Unconsolidated Variable Interest Entities
GDEV I
As of December 31, 2025, GDEV GP held a combined 2.00% of the interests in GDEV I, which makes private equity and development capital investments in the sustainable infrastructure industry. The Company has determined that GDEV I is a VIE but that the Company is not the primary beneficiary. The Company can exert significant influence over operating and financial policies of GDEV I because of its ownership of GDEV GP, which is GDEV I’s general partner. Accordingly, GDEV GP, which is a consolidated subsidiary of the Company, accounts for its investment in GDEV I as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss as a result of its involvement with GDEV I is equal to $2.1 million, which is the sum of the Company’s existing investment in GDEV I and the remaining commitments to GDEV I, less the portion attributable to the NCI in GDEV GP.
GDEV II
As of December 31, 2025, GDEV GP II held a combined 1.96% of the interests in GDEV II, which makes private equity and development capital investments in the sustainable infrastructure industry. The Company determined that GDEV II is a VIE but that it is not the primary beneficiary. However, the Company can exert significant influence over operating and financial policies of GDEV II because of its ownership of GDEV GP II, which is GDEV II’s general partner. Accordingly, GDEV GP II, which is a consolidated subsidiary of the Company, accounts for its investment in GDEV II as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss as a result of its involvement with GDEV II is $3.2 million, which is GDEV GP II’s total capital commitment to GDEV II, less the portion of the capital commitment attributable to the NCI in GDEV GP II.
Aurora Solar
As of December 31, 2025, the Company held a 49.00% equity interest in Aurora Solar Holdings, LLC (“Aurora Solar”)’s issued and outstanding common shares. Aurora Solar was formed in 2016 to develop, construct, own, finance, and operate a portfolio of 16 solar projects. The Company determined that Aurora Solar is a VIE but that it is not the primary beneficiary. Accordingly, the Company accounts for its investment in the common shares of Aurora Solar as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss is equal to the fair value of its investment in Aurora Solar. Refer to Note 6. Fair Value Measurements and Investments.
OYA
The Company previously held a 50.00% interest in OYA-Rosewood Holdings LLC (“OYA”) which was accounted for under the equity method and measured at fair value. On November 6, 2024, OYA and certain affiliates filed for Chapter 11 of the U.S. Bankruptcy Code, following which the investment no longer qualified for equity method accounting but continued to be measured at fair value. During the first quarter of 2025, substantially all OYA assets were sold pursuant to the Bankruptcy Court orders. A portion of these assets was acquired by GDEV OYA Lender LLC (“GDEV OYA Lender”), a subsidiary of GDEV I, the managing member. On April 22, 2025, the Bankruptcy Court confirmed a plan of reorganization that canceled the Company’s equity interest with no recovery. The Company’s $7.4 million loan to an OYA affiliate was extinguished and replaced with an allowed bankruptcy claim. In July 2025, the Company contributed the bankruptcy claim to GDEV OYA Lender, in exchange for a 30% membership interest and received a $3.0 million initial cash distribution. Future distributions are subject to a defined waterfall, including a preferred return of $4.7 million to the Company, with remaining amounts distributed on a pro rata basis. The investment in GDEV OYA Lender is accounted for under the equity method and measured at fair value.
The Company had previously provided guarantees to certain OYA subsidiaries’ tax equity investors. On March 11, 2025, the sole remaining guarantee was terminated and replaced with a new guarantee covering potential tax credit recapture of up to $1.5 million, This guarantee decreases by $0.5 million annually and will expire on March 11, 2028.
Note 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 5. Variable Interest EntitiesNote 4. Variable Interest Entities
Note 4. Variable Interest Entities
Consolidated Variable Interest Entities
The Company consolidates entities that are determined to be VIEs in accordance with ASC 810. The Company does not recognize any gain or loss on the initial consolidation of any of its VIEs.
Tax Equity Investors
The Company, through various wholly owned subsidiaries, is the managing member of eight tax equity partnerships where the other members are Tax Equity Investors under tax equity financing facilities. Tax Equity Investors are passive investors, usually large tax-paying financial entities such as banks, insurance companies and utility affiliates, that use these investments to reduce future tax liabilities. Refer to Note 13. Noncontrolling Interests and Redeemable Noncontrolling Interests for further details. These tax equity partnerships generate income through renewable energy and sustainable development projects within North America. The projects represent a diversified portfolio of income-producing renewable energy power facilities that sell power under long-term electricity contracts to offtakers with high credit quality, such as utilities, municipalities, and corporations. The Company has determined that these tax equity partnerships are VIEs because the equity holders, as a group, lack the characteristics of a controlling financial interest. The Company is the primary beneficiary of these tax equity partnerships because: (1) through its role as managing member of these tax equity partnerships, the Company has the power to direct the activities that most significantly impact the economic performance of these VIEs, and (2) the Company has the obligation to absorb losses and the right to receive benefits that could potentially be more than insignificant to these VIEs. Therefore, the Company consolidates these VIEs. As of June 30, 2026, the assets and liabilities of the consolidated tax equity partnerships and other consolidated VIEs totaled approximately $1.3 billion and $204.2 million, respectively. As of December 31, 2025, the assets and liabilities of the consolidated tax equity partnerships and other consolidated VIEs totaled approximately $1.3 billion and $213.8 million, respectively. The assets largely consist of property, plant and equipment, and the liabilities primarily consist of out-of-market contracts.
During the six months ended June 30, 2026, the Company purchased the interests held by a Tax Equity Investor in one tax equity financing structure for cash consideration of $2.0 million. As the Company retained its controlling financial interest in the partnership, the transaction was accounted for as an equity transaction in accordance with ASC 810. Accordingly, the carrying amount of the related NCI of $4.6 million was derecognized, and the difference between the consideration paid and the carrying amount of the NCI, totaling $2.6 million, was recorded directly to equity and reflected as Buyout of noncontrolling interests in the Consolidated Statements of Equity. During the six months ended June 30, 2025, the Company did not have any buyouts of tax equity financing structures.
Cider Solar Holdings LLC
On December 24, 2025, the Company, through its wholly owned subsidiary, Cider Solar Holdings LLC, entered into an Equity Capital Contribution Agreement (“ECCA”) with two counterparties, pursuant to which the counterparties committed to invest up to an aggregate of $440 million in an under-construction solar project through June 30, 2027. This commitment period may be extended to October 24, 2027 subject to the payment of certain specified fees per the ECCA. Certain specified fee provisions under the ECCA were amended on March 31, 2026, and the Company agreed to pay a structuring fee of $6.5 million in two equal installments due on April 30, 2026 and May 29, 2026. The fee was paid during the second quarter of 2026 on its due date, was capitalized as a prepaid asset, and is being amortized through 2034, the period over which the Company expects to benefit from the arrangement. The Company also agreed to pay a structuring fee of $0.8 million to a separate counterparty, payable upon the earlier of mechanical completion of the related project or December 31, 2026.
GDEV Management Holdings LLC
On January 1, 2025, GCM contributed its advisory agreements with GDEV I and GDEV II to GDEV Management Holdings LLC in exchange for 75% of the membership interests in GDEV Management Holdings LLC. GDEV Management Holdings LLC is the non-economic managing member of Greenbacker Development Opportunities GP I, LLC (“GDEV GP”) and Greenbacker Development Opportunities GP II, LP (“GDEV GP II”). The owner of the remaining 25% of the membership interests in GDEV Management Holdings LLC is a related party of GCM and an independent contractor of GDEV Management Holdings LLC and serves as the managing member of GDEV Management Holdings LLC. The Company determined that GDEV Management Holdings LLC is a VIE because GDEV Management Holdings LLC has insufficient equity at risk. The Company further determined that GCM and the managing member of GDEV Management Holdings LLC have shared control over GDEV Management Holdings LLC. GCM was determined to be more closely associated with GDEV Management Holdings LLC and therefore determined to be the primary beneficiary and consolidates GDEV Management Holdings LLC. As of June 30, 2026, the consolidated assets and liabilities of GDEV Management Holdings LLC totaled approximately $1.5 million and $1.0 million, respectively. As of December 31, 2025, the consolidated assets and liabilities of GDEV Management Holdings LLC totaled approximately $0.8 million and $2.1 million, respectively. The assets consisted of cash and cash equivalents, and the liabilities primarily consisted of accounts payable and accrued expenses.
In connection with the contributions to GDEV Management Holdings LLC on January 1, 2025, GCM and GDEV Management Holdings LLC entered into a credit agreement, pursuant to which GCM agreed to make cash advances in an aggregate principal amount not to exceed $4.0 million, through the maturity date of December 31, 2029. Until the maturity date, GDEV Management Holdings LLC may from time to time borrow, repay, and re-borrow the loan. Interest accrues at the fixed rate of 6% per annum and may be paid in kind. As of June 30, 2026, there was a $1.0 million balance outstanding under the credit agreement.
Unconsolidated Variable Interest Entities
GDEV I
As of June 30, 2026, GDEV GP held a combined 2.00% of the interests in GDEV I, which makes private equity and development capital investments in the sustainable infrastructure industry. The Company determined that GDEV I is a VIE but that the Company is not the primary beneficiary. The Company can exert significant influence over operating and financial policies of GDEV I because of its ownership of GDEV GP, which is GDEV I’s general partner. Accordingly, GDEV GP, which is a consolidated subsidiary of the Company, accounts for its investment in GDEV I as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss as a result of its involvement with GDEV I is equal to $2.5 million, which is the sum of the Company’s existing investment in GDEV I and the remaining commitments to GDEV I, less the portion attributable to the NCI in GDEV GP.
GDEV II
As of June 30, 2026, GDEV GP II held a combined 1.96% of the interests in GDEV II, which makes private equity and development capital investments in the sustainable infrastructure industry. The Company determined that GDEV II is a VIE but that it is not the primary beneficiary. However, the Company can exert significant influence over operating and financial policies of GDEV II because of its ownership of GDEV GP II, which is GDEV II’s general partner. Accordingly, GDEV GP II, which is a consolidated subsidiary of the Company, accounts for its investment in GDEV II as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss as a result of its involvement with GDEV II is $3.0 million, which is GDEV GP II’s total capital commitment to GDEV II, less the portion of the capital commitment attributable to the NCI in GDEV GP II.
Aurora Solar
As of June 30, 2026, the Company held a 49.00% equity interest in Aurora Solar Holdings, LLC (“Aurora Solar”)’s issued and outstanding common shares. Aurora Solar was formed in 2016 to develop, construct, own, finance, and operate a portfolio of 16 solar projects. The Company determined that Aurora Solar is a VIE but that it is not the primary beneficiary. Accordingly, the Company accounts for its investment in the common shares of Aurora Solar as an equity method investment and has elected the fair value option as management deems fair value to be more relevant than historical cost. The Company’s maximum exposure to loss is equal to the fair value of its investment in Aurora Solar. Refer to Note 5. Fair Value Measurements and Investments.
OYA
The Company previously held a 50.00% interest in OYA-Rosewood Holdings LLC (“OYA”), which was accounted for under the equity method and measured at fair value. On November 6, 2024, OYA and certain affiliates filed for Chapter 11 of the U.S. Bankruptcy Code, following which the investment no longer qualified for equity method accounting but continued to be measured at fair value. During the first quarter of 2025, substantially all OYA assets were sold pursuant to Bankruptcy Court orders. A portion of these assets was acquired by GDEV OYA Lender LLC (“GDEV OYA Lender”), a subsidiary of GDEV I, the managing member. On April 22, 2025, the Bankruptcy Court confirmed a plan of reorganization that canceled the Company’s equity interest with no recovery. The Company’s $7.4 million loan to an OYA affiliate was extinguished and replaced with an allowed bankruptcy claim. In July 2025, the Company contributed the bankruptcy claim to GDEV OYA Lender in exchange for a 30% membership interest and received a $3.0 million initial cash distribution. Future distributions are subject to a defined waterfall, including a preferred return of $4.7 million to the Company, with remaining amounts distributed on a pro rata basis. The investment in GDEV OYA Lender is accounted for under the equity method and measured at fair value.
The Company had previously provided guarantees to certain OYA subsidiaries’ tax equity investors. On March 11, 2025, the sole remaining guarantee was terminated and replaced with a new guarantee covering potential tax credit recapture of up to $1.5 million. This guarantee decreases by $0.5 million annually and will expire on March 11, 2028.
In accordance with ASC 820-10, the Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by management.
The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of the following dates:

	Fair Value as of June 30, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$79,164	$—	$79,164
Derivative liabilities	—	(74)	—	(74)
Investments at fair value	—	—	68,225	68,225
Total	$—	$79,090	$68,225	$147,315

	Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Derivative assets	$—	$74,627	$—	$74,627
Derivative liabilities	—	(2,817)	—	(2,817)
Investments at fair value	—	—	73,353	73,353
Total	$—	$71,810	$73,353	$145,163
The following table reconciles the beginning and ending balances for instruments that are recognized at fair value using Level 3 inputs in the Consolidated Financial Statements as of June 30, 2026 using significant unobservable inputs:

(in thousands)	Investments at fair value
Balance as of December 31, 2025	$73,353
Change in fair value of investments, net	(5,128)
Balance as of June 30, 2026	$68,225
The Company does not have any non-financial assets or liabilities measured at fair value as of June 30, 2026 or December 31, 2025. There were no transfers between Levels 1, 2, or 3 for the six months ended June 30, 2026 or 2025.
Derivative Assets and Liabilities
The Company estimates the fair value of its interest rate derivatives using a discounted cash flow valuation technique based on the net amount of estimated future cash flows related to the agreements. The primary inputs used in the fair value measurements include the contractual terms of the derivative agreements, current interest rates, and credit spreads. The significant inputs for the resulting fair value measurement are market-observable inputs, and thus the valuation of the swaps is classified as Level 2 in the fair value hierarchy.
During 2024, the Company entered into an option contract with a counterparty for the right, but not the obligation, to enter into an interest rate swap with the counterparty in exchange for a premium of $2.6 million. The option expired without exercise on March 27, 2025. The valuation of the option was classified as Level 2 in the fair value hierarchy. Refer to Note 9. Derivative Instruments for further detail.
Investments at Fair Value
In the table above, certain equity method and other investments included within investments at fair value may be valued at the purchase price for a period of time after an acquisition as the best indicator of fair value. In addition, certain valuations of investments may be entirely or partially derived by reference to observable valuation measures for a pending or consummated transaction. In the absence of quoted prices in active markets, the Company uses a variety of techniques to measure the fair value of its investments. The methodologies incorporate the Company’s assumptions about the factors that a market participant would use to value the investments. The various unobservable inputs used to determine the Level 3 valuations may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements. Refer to Unconsolidated Variable Interest Entities in Note 4. Variable Interest Entities for additional information on the Company’s investments at fair value.
The following table quantifies the significant unobservable inputs used in determining the fair value of equity method investments as of June 30, 2026:

Unobservable Input	Input/Range
Aurora Solar - Discount rate	10.0%
Aurora Solar - kWh production	0.5%
Aurora Solar - Estimated remaining useful life	26 years

GDEV OYA Lender - Discount rate	25%
GDEV OYA Lender - Attrition	25%-75%
GDEV OYA Lender - Price per watt	$0.30-$0.47
As discussed in Note 4. Variable Interest Entities, the Company accounts for its investments in GDEV I and GDEV II as equity method investments.
As of June 30, 2026, the Company has unfunded commitments to GDEV I and GDEV II of $0.2 million and $0.2 million, respectively. The GDEV I and GDEV II LLCAs do not permit the partners to make withdrawals of any of their capital contributions. GDEV GP and GDEV GP II are required to cause the respective partnerships to distribute amounts available for distribution to the partners within 90 days of the receipt of such amounts.
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
Aurora	$54,615	$60,722
GDEV OYA Lender	6,614	6,614
GDEV I	3,215	2,688
GDEV II	3,781	3,329
Total investments at fair value	$68,225	$73,353
The following table presents Total Change in fair value of investments, net of each of the Company’s investments for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Aurora	$649	$(300)	$(6,106)	$1,288
OYA	—	—	—	(598)
GDEV OYA Lender	—	—	—	—
GDEV	1	(289)	527	(289)
GDEV II	(33)	(63)	451	(63)
Total Change in fair value of investments, net	$617	$(652)	$(5,128)	$338
The change in fair value of the Company’s investments is recorded in Change in fair value of investments, net on the Consolidated Statements of Operations.
Note 4. Variable Interest Entities